Ordinary shares (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Shares authorised	17,500,000
Shares issued	15,762,887	15,762,887
Shares capital	$ 7,881,444	$ 7,881,444
Par value	$ 0.50
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued	35,000,000